UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22294

Western Asset Investment Grade Defined Opportunity Trust Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: November 30

Date of reporting period: February 28, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

FORM N-Q

FEBRUARY 28, 2018

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 92.6%
CONSUMER DISCRETIONARY - 10.2%
Automobiles - 2.1%
Ford Motor Co., Senior Bonds	9.215%	9/15/21	1,140,000	$1,354,016
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	640,000	696,192
General Motors Co., Senior Notes	4.875%	10/2/23	430,000	451,556
General Motors Co., Senior Notes	6.600%	4/1/36	290,000	335,629
General Motors Co., Senior Notes	5.200%	4/1/45	490,000	485,077
General Motors Co., Senior Notes	6.750%	4/1/46	1,020,000	1,208,849

Total Automobiles				4,531,319

Hotels, Restaurants & Leisure - 0.4%
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	280,000	289,800
McDonald’s Corp., Senior Notes	4.700%	12/9/35	260,000	279,854
McDonald’s Corp., Senior Notes	4.875%	12/9/45	370,000	402,211

Total Hotels, Restaurants & Leisure				971,865

Household Durables - 0.3%
Newell Brands Inc., Senior Notes	5.500%	4/1/46	600,000	639,244

Internet & Direct Marketing Retail - 0.2%
Amazon.com Inc., Senior Notes	3.875%	8/22/37	410,000	408,811	(a)

Media - 7.2%
21st Century Fox America Inc., Senior Notes	6.650%	11/15/37	2,400,000	3,126,419
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	180,000	203,789
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	420,000	474,735
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	560,000	556,333
Comcast Corp., Bonds	6.400%	5/15/38	2,500,000	3,181,521
Comcast Corp., Senior Notes	5.700%	7/1/19	1,500,000	1,560,007
DISH DBS Corp., Senior Notes	7.875%	9/1/19	690,000	729,675
Time Warner Cable LLC, Debentures	7.300%	7/1/38	330,000	396,858
Time Warner Cable LLC, Senior Bonds	6.550%	5/1/37	370,000	422,024
Time Warner Cable LLC, Senior Notes	8.750%	2/14/19	1,390,000	1,465,119
Time Warner Cable LLC, Senior Notes	6.750%	6/15/39	20,000	23,017
Time Warner Cable LLC, Senior Notes	5.500%	9/1/41	200,000	203,690
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	370,000	492,252
Time Warner Inc., Senior Notes	4.900%	6/15/42	250,000	253,950
UBM PLC, Notes	5.750%	11/3/20	740,000	761,169	(a)
Viacom Inc., Senior Debentures	5.250%	4/1/44	80,000	81,622
Viacom Inc., Senior Notes	4.875%	6/15/43	40,000	36,149
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	2,000,000	2,060,000	(a)

Total Media				16,028,329

TOTAL CONSUMER DISCRETIONARY				22,579,568

CONSUMER STAPLES - 2.3%
Beverages - 0.1%
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	100,000	103,581

Food & Staples Retailing - 0.5%
CVS Health Corp., Senior Notes	5.125%	7/20/45	540,000	566,284
Kroger Co., Senior Notes	4.650%	1/15/48	140,000	135,699
Walgreen Co., Senior Notes	3.100%	9/15/22	400,000	393,493

Total Food & Staples Retailing				1,095,476

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food Products - 0.3%
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	70,000	$73,005
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	220,000	219,732
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	420,000	429,384

Total Food Products				722,121

Tobacco - 1.4%
Altria Group Inc., Senior Notes	9.250%	8/6/19	1,000,000	1,091,226
Altria Group Inc., Senior Notes	3.875%	9/16/46	80,000	74,589
BAT Capital Corp., Senior Notes	4.540%	8/15/47	460,000	449,195	(a)
Reynolds American Inc., Senior Notes	8.125%	5/1/40	470,000	668,850
Reynolds American Inc., Senior Notes	7.000%	8/4/41	510,000	659,951
Reynolds American Inc., Senior Notes	5.850%	8/15/45	100,000	116,856

Total Tobacco				3,060,667

TOTAL CONSUMER STAPLES				4,981,845

ENERGY - 15.2%
Energy Equipment & Services - 0.8%
ENSCO International Inc., Senior Bonds	7.200%	11/15/27	200,000	187,000
Ensco PLC, Senior Notes	5.200%	3/15/25	580,000	484,300
Halliburton Co., Senior Notes	5.000%	11/15/45	930,000	1,009,265
Pride International Inc., Senior Notes	7.875%	8/15/40	30,000	26,250

Total Energy Equipment & Services				1,706,815

Oil, Gas & Consumable Fuels - 14.4%
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	750,000	782,998
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	750,000	818,903
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	5.250%	1/15/25	500,000	513,775
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	4.250%	12/1/27	500,000	489,691
Apache Corp., Senior Notes	6.000%	1/15/37	150,000	171,045
Apache Corp., Senior Notes	5.100%	9/1/40	280,000	288,090
Apache Corp., Senior Notes	5.250%	2/1/42	160,000	167,672
Apache Corp., Senior Notes	4.750%	4/15/43	670,000	664,400
Cenovus Energy Inc., Senior Notes	5.250%	6/15/37	140,000	140,876
ConocoPhillips, Notes	6.500%	2/1/39	1,500,000	1,967,902
Continental Resources Inc., Senior Notes	4.375%	1/15/28	430,000	419,788	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	560,000	636,991
Devon Energy Corp., Senior Notes	5.600%	7/15/41	20,000	22,392
Devon Energy Corp., Senior Notes	5.000%	6/15/45	430,000	452,064
Devon Financing Co., LLC, Debentures	7.875%	9/30/31	1,080,000	1,441,586
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,554,000	1,564,489
Energy Transfer Equity LP, Senior Notes	7.500%	10/15/20	420,000	456,750
Enterprise Products Operating LLC, Junior Subordinated Notes (5.375% to 11/15/27 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	840,000	815,063	(b)
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	400,000	385,165
EOG Resources Inc., Senior Notes	6.875%	10/1/18	800,000	819,767
Hess Corp., Notes	7.875%	10/1/29	440,000	548,254
Hess Corp., Senior Bonds	6.000%	1/15/40	520,000	551,752
Kerr-McGee Corp., Notes	6.950%	7/1/24	1,320,000	1,533,098
Kerr-McGee Corp., Notes	7.875%	9/15/31	710,000	934,986
Kinder Morgan Inc., Medium-Term Notes	7.800%	8/1/31	900,000	1,142,991
LUKOIL International Finance BV, Senior Notes	4.563%	4/24/23	940,000	963,602	(a)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	280,000	241,500	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	620,000	531,650	(a)
MPLX LP, Senior Notes	4.500%	4/15/38	600,000	584,043
NGPL PipeCo LLC, Senior Bonds	4.875%	8/15/27	60,000	60,750	(a)
NGPL PipeCo LLC, Senior Notes	4.375%	8/15/22	60,000	60,075	(a)
Noble Energy Inc., Senior Notes	6.000%	3/1/41	660,000	760,585
Noble Energy Inc., Senior Notes	5.250%	11/15/43	240,000	254,994
Noble Energy Inc., Senior Notes	4.950%	8/15/47	600,000	618,344
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	30,000	30,643
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	530,000	575,580
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	1,000,000	1,038,000

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	730,000	$802,927
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	80,000	77,800
Sunoco Logistics Partners Operations LP, Senior Notes	3.900%	7/15/26	630,000	603,563
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	760,000	945,643
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	5.400%	8/15/41	10,000	11,388
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	4.450%	8/1/42	860,000	846,516
Valero Energy Corp., Senior Notes	9.375%	3/15/19	700,000	747,341
Western Gas Partners LP, Senior Notes	4.650%	7/1/26	1,560,000	1,586,972
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	952,000	1,071,000
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,130,000	1,144,125
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	62,000	76,958
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	148,000	195,360
Williams Partners LP, Senior Notes	5.250%	3/15/20	460,000	479,816

Total Oil, Gas & Consumable Fuels				32,039,663

TOTAL ENERGY				33,746,478

FINANCIALS - 31.9%
Banks - 17.8%
Banco Mercantil De Norte, Junior Subordinated Notes (7.625% to 1/6/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	400,000	436,580	(a)(b)(c)
Bank of America Corp., Junior Subordinated Bonds (6.100% to 3/17/25 then 3 mo. USD LIBOR + 3.898%)	6.100%	3/17/25	590,000	626,137	(b)(c)
Bank of America Corp., Junior Subordinated Notes (6.250% to 9/5/24 then 3 mo. USD LIBOR + 3.705%)	6.250%	9/5/24	880,000	947,276	(b)(c)
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	400,000	439,080	(b)(c)
Bank of America Corp., Notes	6.875%	4/25/18	990,000	996,745
Bank of America Corp., Senior Notes	7.625%	6/1/19	2,760,000	2,924,984
Bank of America Corp., Senior Notes	5.875%	2/7/42	1,340,000	1,677,450
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	670,000	958,608
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	430,000	479,450
Barclays PLC, Subordinated Notes	4.836%	5/9/28	380,000	374,678
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/18/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	360,000	350,784	(a)(b)
BNP Paribas SA, Junior Subordinated Notes (7.625% to 3/30/21 then USD 5 year Swap Rate + 6.314%)	7.625%	3/30/21	240,000	261,600	(a)(b)(c)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year Swap Rate + 5.150%)	7.375%	8/19/25	1,870,000	2,082,712	(a)(b)(c)
Citigroup Inc., Junior Subordinated Bonds (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	1,350,000	1,422,832	(b)(c)
Citigroup Inc., Junior Subordinated Bonds (6.250% to 8/15/26 then 3 mo. USD LIBOR + 4.517%)	6.250%	8/15/26	1,100,000	1,183,875	(b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	752,000	1,143,402
Citigroup Inc., Subordinated Notes	4.600%	3/9/26	490,000	506,823
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	2,290,000	2,278,156
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	630,000	820,985
Cooperatieve Rabobank U.A., Subordinated Notes	5.750%	12/1/43	750,000	893,702
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	500,000	540,625	(a)(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year Swap Rate + 6.185%)	8.125%	12/23/25	1,370,000	$1,606,325	(a)(b)(c)
HSBC Holdings PLC, Junior Subordinated Bonds (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	800,000	840,872	(b)(c)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	1,470,000	1,503,180	(a)
Itau Unibanco Holding SA, Junior Subordinated Notes (6.125% to 12/12/22 then 5 year Treasury Constant Maturity Rate + 3.981%)	6.125%	12/12/22	550,000	556,023	(a)(b)(c)
JPMorgan Chase & Co., Junior Subordinated Bonds (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	700,000	733,600	(b)(c)
JPMorgan Chase & Co., Senior Notes	2.972%	1/15/23	1,100,000	1,082,719
JPMorgan Chase & Co., Senior Notes	6.400%	5/15/38	1,500,000	1,965,495
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	760,000	885,352
Lloyds Banking Group PLC, Junior Subordinated Bonds (7.500% to 6/27/24 then USD 5 year Swap Rate + 4.760%)	7.500%	6/27/24	620,000	681,225	(b)(c)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	710,000	914,125	(b)(c)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year Swap Rate + 7.598%)	8.625%	8/15/21	950,000	1,052,125	(b)(c)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	840,000	898,077
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	820,000	961,946
Santander Holdings USA Inc., Senior Notes	4.400%	7/13/27	500,000	500,538	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	410,000	458,907	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	4/2/18	410,000	410,513	(b)(c)
Wells Fargo & Co., Junior Subordinated Bonds (5.875% to 6/15/25 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	140,000	149,013	(b)(c)
Wells Fargo & Co., Senior Notes	3.069%	1/24/23	2,000,000	1,972,585
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	300,000	304,566
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	420,000	414,163
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	310,000	321,432

Total Banks				39,559,265

Capital Markets - 5.7%
CME Group Inc., Senior Notes	5.300%	9/15/43	750,000	918,573
Goldman Sachs Group Inc., Senior Notes	7.500%	2/15/19	500,000	522,200
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 1.053%)	2.908%	6/5/23	1,100,000	1,073,150	(b)
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	2,550,000	3,236,533
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	70,000	75,682
KKR Group Finance Co. III LLC, Senior Bonds	5.125%	6/1/44	1,300,000	1,356,683	(a)
Morgan Stanley, Medium-Term Notes	6.625%	4/1/18	1,750,000	1,756,253
Morgan Stanley, Senior Notes	5.500%	1/26/20	1,950,000	2,041,933
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	800,000	783,823	(b)
Morgan Stanley, Senior Notes	6.375%	7/24/42	140,000	182,180
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	300,000	326,602
UBS AG Stamford CT, Subordinated Notes	7.625%	8/17/22	330,000	376,200

Total Capital Markets				12,649,812

Consumer Finance - 1.5%
Navient Corp., Senior Notes	7.250%	1/25/22	1,430,000	1,537,136
Navient Corp., Senior Notes	6.125%	3/25/24	480,000	487,200
Synchrony Financial, Senior Notes	3.700%	8/4/26	1,300,000	1,243,271

Total Consumer Finance				3,267,607

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - 1.6%
Carlyle Holdings II Finance LLC, Senior Secured Notes	5.625%	3/30/43	360,000	$386,419	(a)
DAE Funding LLC, Senior Notes	4.500%	8/1/22	240,000	233,400	(a)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	240,000	235,200	(a)
ILFC E-Capital Trust I, Junior Subordinated Notes ((Highest of 3 mo. USD LIBOR, 10 year U.S. Treasury Constant Maturity Rate and 30 year U.S. Treasury Constant Maturity Rate) + 1.550%)	4.370%	12/21/65	800,000	792,000	(a)(b)
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	220,000	228,264
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	330,000	372,200
International Lease Finance Corp., Senior Secured Notes	7.125%	9/1/18	1,200,000	1,225,631	(a)

Total Diversified Financial Services				3,473,114

Insurance - 5.0%
American International Group Inc., Senior Notes	6.400%	12/15/20	1,000,000	1,088,412
Brighthouse Financial Inc., Senior Notes	3.700%	6/22/27	870,000	814,930	(a)
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	290,000	315,718
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	330,000	335,363	(a)
Liberty Mutual Group Inc., Junior Subordinated Bonds	7.800%	3/15/37	330,000	410,850	(a)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	840,000	1,046,545	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	420,000	434,444	(a)
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	1,000,000	1,130,000
MetLife Inc., Senior Notes	6.817%	8/15/18	1,300,000	1,325,008
Nationwide Mutual Insurance Co., Notes	9.375%	8/15/39	520,000	838,709	(a)
Teachers Insurance & Annuity Association of America, Notes	6.850%	12/16/39	1,050,000	1,408,653	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	660,000	720,604	(a)
Travelers Cos. Inc., Senior Notes	6.250%	6/15/37	400,000	519,711
Trinity Acquisition PLC, Senior Notes	3.500%	9/15/21	626,000	630,180

Total Insurance				11,019,127

Thrifts & Mortgage Finance - 0.3%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	770,000	779,625	(a)

TOTAL FINANCIALS				70,748,550

HEALTH CARE - 6.9%
Biotechnology - 1.4%
AbbVie Inc., Senior Notes	2.500%	5/14/20	670,000	664,358
AbbVie Inc., Senior Subordinated Notes	4.700%	5/14/45	290,000	300,375
Celgene Corp., Senior Notes	2.750%	2/15/23	1,100,000	1,067,831
Celgene Corp., Senior Notes	5.000%	8/15/45	400,000	418,420
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	100,000	118,612
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	500,000	504,866
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	100,000	104,946

Total Biotechnology				3,179,408

Health Care Equipment & Supplies - 1.4%
Abbott Laboratories, Senior Notes	2.900%	11/30/21	460,000	456,339
Abbott Laboratories, Senior Notes	4.900%	11/30/46	1,040,000	1,122,799
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	1,110,000	1,116,548
Becton, Dickinson & Co., Senior Notes	4.669%	6/6/47	450,000	449,514

Total Health Care Equipment & Supplies				3,145,200

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - 2.3%
Anthem Inc., Senior Notes	4.375%	12/1/47	630,000	$618,388
BioScrip Inc., First Lien Notes (1 mo. USD LIBOR + 7.000%)	8.224%	6/30/22	801,000	835,042	(b)(d)(e)(f)
Cardinal Health Inc., Senior Notes	3.410%	6/15/27	430,000	404,977
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	60,000	55,639
Dartmouth-Hitchcock Health, Secured Bonds	4.178%	8/1/48	150,000	150,490
HCA Inc., Senior Secured Notes	5.500%	6/15/47	900,000	891,000
Humana Inc., Senior Notes	4.800%	3/15/47	420,000	440,037
Magellan Health Inc., Senior Notes	4.400%	9/22/24	650,000	645,689
Orlando Health Obligated Group, Bonds	4.089%	10/1/48	270,000	267,784
UnitedHealth Group Inc., Senior Notes	2.950%	10/15/27	550,000	522,288
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	220,000	243,505

Total Health Care Providers & Services				5,074,839

Pharmaceuticals - 1.8%
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	790,000	790,595
Pfizer Inc., Senior Notes	7.200%	3/15/39	560,000	814,504
Valeant Pharmaceuticals International Inc., Senior Notes	9.000%	12/15/25	800,000	807,000	(a)
Wyeth LLC, Notes	5.950%	4/1/37	1,100,000	1,401,489
Zoetis Inc., Senior Notes	4.700%	2/1/43	40,000	42,634

Total Pharmaceuticals				3,856,222

TOTAL HEALTH CARE				15,255,669

INDUSTRIALS - 5.2%
Aerospace & Defense - 1.5%
Hexcel Corp., Senior Notes	3.950%	2/15/27	1,000,000	995,299
Huntington Ingalls Industries Inc., Senior Notes	3.483%	12/1/27	320,000	310,339	(a)
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	50,000	53,277
Lockheed Martin Corp., Senior Notes	4.700%	5/15/46	200,000	217,279
Northrop Grumman Systems Corp., Senior Notes	7.875%	3/1/26	1,390,000	1,754,331

Total Aerospace & Defense				3,330,525

Air Freight & Logistics - 0.4%
United Parcel Service Inc., Senior Notes	6.200%	1/15/38	700,000	911,169

Airlines - 0.9%
American Airlines, Pass-Through Trust, Senior Secured Bonds	5.600%	7/15/20	361,607	372,441	(a)
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	6.250%	4/11/20	157,735	165,030
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.545%	2/2/19	57,879	60,122
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	7.250%	11/10/19	510,378	545,395
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	91,451	102,908
Delta Air Lines Inc., Pass-Through Certificates, Senior Secured Notes	7.750%	12/17/19	251,246	268,104
US Airways, Pass-Through Trust, Senior Secured Bonds	5.900%	10/1/24	443,383	483,398

Total Airlines				1,997,398

Commercial Services & Supplies - 0.5%
Republic Services Inc., Senior Notes	5.500%	9/15/19	220,000	229,486
Waste Management Holdings Inc., Senior Notes	7.100%	8/1/26	230,000	286,026
Waste Management Inc., Senior Notes	7.750%	5/15/32	500,000	679,094

Total Commercial Services & Supplies				1,194,606

Construction & Engineering - 0.1%
Valmont Industries Inc., Senior Notes	6.625%	4/20/20	180,000	193,675

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Industrial Conglomerates - 1.3%
General Electric Co., Junior Subordinated Bonds (5.000% to 1/21/21 then 3 mo. USD LIBOR + 3.330%)	5.000%	1/21/21	1,307,000	$1,292,296	(b)(c)
General Electric Co., Senior Notes	6.875%	1/10/39	1,018,000	1,326,310
General Electric Co., Subordinated Notes	5.300%	2/11/21	130,000	137,272

Total Industrial Conglomerates				2,755,878

Machinery - 0.2%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	360,000	401,277

Road & Rail - 0.3%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	100,000	100,355	(a)
Union Pacific Corp., Senior Notes	4.375%	11/15/65	530,000	541,123

Total Road & Rail				641,478

TOTAL INDUSTRIALS				11,426,006

INFORMATION TECHNOLOGY - 2.4%
Communications Equipment - 0.8%
Harris Corp., Senior Notes	5.550%	10/1/21	885,000	951,890
Harris Corp., Senior Notes	4.854%	4/27/35	430,000	462,028
Harris Corp., Senior Notes	5.054%	4/27/45	340,000	372,623

Total Communications Equipment				1,786,541

Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp., Senior Notes	4.900%	7/29/45	220,000	253,361
QUALCOMM Inc., Senior Notes	4.300%	5/20/47	70,000	65,499

Total Semiconductors & Semiconductor Equipment				318,860

Software - 0.7%
Microsoft Corp., Senior Notes	4.250%	2/6/47	1,520,000	1,625,603

Technology Hardware, Storage & Peripherals - 0.8%
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	1,010,000	1,031,975	(a)
Seagate HDD Cayman, Senior Notes	4.250%	3/1/22	660,000	653,452	(a)

Total Technology Hardware, Storage & Peripherals				1,685,427

TOTAL INFORMATION TECHNOLOGY				5,416,431

MATERIALS - 4.2%
Chemicals - 0.1%
Ecolab Inc., Senior Notes	5.500%	12/8/41	130,000	154,004

Containers & Packaging - 0.4%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	880,000	939,400	(a)

Metals & Mining - 3.7%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	400,000	431,000	(a)
Arconic Inc., Senior Notes	5.870%	2/23/22	1,200,000	1,278,000
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	1,200,000	1,346,371
BHP Billiton Finance USA Ltd., Subordinated Notes (6.750% to 10/20/25 then USD 5 year Swap Rate + 5.093%)	6.750%	10/19/75	780,000	887,250	(a)(b)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	100,000	97,530
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	950,000	1,028,375
Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes	7.125%	11/1/22	600,000	620,940	(a)
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	2,100,000	2,156,700
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	230,000	225,928	(a)

Total Metals & Mining				8,072,094

Paper & Forest Products - 0.0%
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	50,000	52,375

TOTAL MATERIALS				9,217,873

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Homes 4 Rent LP, Senior Notes	4.250%	2/15/28	270,000	$266,279
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	400,000	391,800
Uniti Group Inc./CSL Capital LLC, Senior Secured Notes	6.000%	4/15/23	90,000	87,300	(a)
Vornado Realty LP, Senior Notes	3.500%	1/15/25	1,000,000	969,650
Washington Prime Group LP, Senior Notes	5.950%	8/15/24	1,340,000	1,331,300

Total Equity Real Estate Investment Trusts (REITs)				3,046,329

Real Estate Management & Development - 0.2%
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	460,000	578,506

TOTAL REAL ESTATE				3,624,835

TELECOMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 5.2%
AT&T Inc., Global Notes	5.600%	5/15/18	1,500,000	1,509,910
AT&T Inc., Senior Notes	4.500%	5/15/35	370,000	358,680
AT&T Inc., Senior Notes	4.900%	8/14/37	370,000	371,919
AT&T Inc., Senior Notes	4.800%	6/15/44	290,000	278,649
AT&T Inc., Senior Notes	5.450%	3/1/47	360,000	376,419
AT&T Inc., Senior Notes	4.500%	3/9/48	642,000	587,182
British Telecommunications PLC, Bonds	9.125%	12/15/30	2,000,000	2,918,026
Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	330,000	438,819
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	140,000	178,264
Verizon Communications Inc., Senior Bonds	5.500%	3/16/47	1,130,000	1,239,159
Verizon Communications Inc., Senior Notes	4.600%	4/1/21	210,000	219,740
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	2,460,000	2,668,024
Verizon Communications Inc., Senior Notes	5.012%	8/21/54	398,000	393,657

Total Diversified Telecommunication Services				11,538,448

Wireless Telecommunication Services - 0.8%
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	360,000	373,950	(a)
Sprint Corp., Senior Notes	7.250%	9/15/21	680,000	712,300
Sprint Corp., Senior Notes	7.875%	9/15/23	120,000	124,500
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	390,000	534,446

Total Wireless Telecommunication Services				1,745,196

TOTAL TELECOMMUNICATION SERVICES				13,283,644

UTILITIES - 6.7%
Electric Utilities - 5.3%
Berkshire Hathaway Energy Co., Bonds	6.125%	4/1/36	1,000,000	1,276,609
Berkshire Hathaway Energy Co., Senior Notes	5.750%	4/1/18	1,000,000	1,002,892
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	530,000	580,544
Commonwealth Edison Co., First Mortgage Bonds	5.800%	3/15/18	600,000	600,873
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	600,000	796,519
FirstEnergy Corp., Notes	7.375%	11/15/31	3,040,000	4,017,256
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	480,000	475,750
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	1,800,000	1,108,125
Pacific Gas & Electric Co., Senior Notes	3.300%	12/1/27	1,000,000	944,430	(a)
Virginia Electric and Power Co., Senior Notes	8.875%	11/15/38	500,000	825,323

Total Electric Utilities				11,628,321

Gas Utilities - 0.9%
Southern Natural Gas Co., LLC, Senior Notes	8.000%	3/1/32	1,500,000	1,983,711

Independent Power and Renewable Electricity Producers - 0.5%
AES Corp., Senior Notes	8.000%	6/1/20	1,100,000	1,210,000

TOTAL UTILITIES				14,822,032

TOTAL CORPORATE BONDS & NOTES (Cost - $188,978,667)				205,102,931

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
MUNICIPAL BONDS - 0.4%
Florida - 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	260,000		$268,767

Illinois - 0.3%
Illinois State, GO, Build America Bonds-Taxable	6.725%	4/1/35	530,000		557,767

TOTAL MUNICIPAL BONDS (Cost - $860,329)					826,534

SOVEREIGN BONDS - 3.1%
Argentina - 2.2%
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,930,000		2,150,039	(a)
Provincia de Cordoba, Senior Notes	7.450%	9/1/24	1,200,000		1,259,136	(a)
Republic of Argentina, Bonds	22.750%	3/5/18	6,230,000	ARS	309,439
Republic of Argentina, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	27.278%	6/21/20	8,960,000	ARS	485,890	(b)
Republic of Argentina, Bonds	18.200%	10/3/21	650,000	ARS	32,643
Republic of Argentina, Senior Notes	5.875%	1/11/28	380,000		355,823
Republic of Argentina, Senior Notes	6.875%	1/11/48	260,000		238,388

Total Argentina					4,831,358

Colombia - 0.2%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	431,000		466,126

Ecuador - 0.2%
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	310,000		351,075	(a)

Nigeria - 0.2%
Republic of Nigeria, Senior Notes	7.143%	2/23/30	260,000		267,475	(a)
Republic of Nigeria, Senior Notes	7.696%	2/23/38	220,000		228,779	(a)

Total Nigeria					496,254

United Arab Emirates - 0.3%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	680,000		645,158	(a)

TOTAL SOVEREIGN BONDS (Cost - $6,791,561)					6,789,971

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.4%
U.S. Government Obligations - 0.4%
U.S. Treasury Notes (Cost - $1,010,084)	2.750%	2/15/28	1,020,000		1,009,740

			SHARES
PREFERRED STOCKS - 1.4%
FINANCIALS - 1.4%
Capital Markets - 0.2%
Carlyle Group LP	5.875%		16,975		409,946

Consumer Finance - 1.0%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%)	7.624%		85,800		2,213,640	(b)

Diversified Financial Services - 0.1%
Citigroup Capital XIII (3 mo. USD LIBOR + 6.370%)	8.137%		13,450		366,244	(b)

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	SHARES	VALUE
Insurance - 0.1%
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%)	5.029%	9,325	$214,475	(b)(d)

TOTAL PREFERRED STOCKS (Cost - $3,070,324)			3,204,305

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $200,710,965)			216,933,481

SHORT-TERM INVESTMENTS - 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $2,041,962)	1.320	2,041,962	2,041,962

TOTAL INVESTMENTS - 98.8% (Cost - $202,752,927)			218,975,443
Other Assets in Excess of Liabilities - 1.2%			2,596,304

TOTAL NET ASSETS - 100.0%			$221,571,747

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Security is valued using significant unobservable inputs (See Note 1).

(e)	Restricted security (See Note 2).

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

Abbreviations used in this schedule:

GO	— General Obligation
LIBOR	— London Interbank Offered Rate
ARS	— Argentine Peso

At February 28, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	27	6/18	$3,075,821	$3,076,102	$281
U.S. Treasury Ultra Long-Term Bonds	44	6/18	6,825,818	6,858,500	32,682

					32,963

Contracts to Sell:
U.S. Treasury 2-Year Notes	2	6/18	425,309	424,938	371
U.S. Treasury 10-Year Notes	25	6/18	3,000,346	3,001,172	(826)
U.S. Treasury Long-Term Bonds	100	6/18	14,327,945	14,343,750	(15,805)

					(16,260)

Net unrealized appreciation on open futures contracts					$16,703

At February 28, 2018, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
$2,818,000	11/15/43	2.630% semi-annually	3-Month LIBOR quarterly	$(3,491)	$199,920

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT FEBRUARY 28, 2018[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Goldman Sachs Group Inc. (PPG Industries Inc., 6.650%, due 3/15/18)	$856,423	3/20/19	0.13%	1.000% quarterly	$(7,806)	$(4,787)	$(3,019)

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2018

At February 28, 2018, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.29 Index	$6,060,000	12/20/22	5.000% quarterly	$(410,123)	$(406,672)	$(3,451)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Investment Grade Defined Opportunity Trust Inc. (the “Fund”) was incorporated in Maryland on April 24, 2009 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in investment grade corporate fixed-income securities of varying maturities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Health Care	—	$14,420,627	$835,042	$15,255,669
Other Corporate Bonds & Notes	—	189,847,262	—	189,847,262
Municipal Bonds	—	826,534	—	826,534
Sovereign Bonds	—	6,789,971	—	6,789,971
U.S. Government & Agency Obligations	—	1,009,740	—	1,009,740
Preferred Stocks:
Financials	$2,989,830	—	214,475	3,204,305

Total Long-Term Investments	2,989,830	212,894,134	1,049,517	216,933,481

Short-Term Investments†	2,041,962	—	—	2,041,962

Total Investments	5,031,792	212,894,134	1,049,517	218,975,443

Other Financial Instruments:
Futures Contracts	33,334	—	—	33,334
Centrally Cleared Interest Rate Swaps	—	199,920	—	199,920

Total Other Financial Instruments	33,334	199,920	—	233,254

Total	$5,065,126	$213,094,054	$1,049,517	$219,208,697

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$16,631	—	—	$16,631
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	$3,451	—	3,451
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	7,806	—	7,806

Total	$16,631	$11,257	—	$27,888

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

2. Restricted securities

The following Fund investment is restricted as to resale.

Security	Face Amount	Acquisition Date	Cost	Value at 02/28/2018		Value Per Unit	Percent of Net Assets
BioScrip Inc., First Lien Notes, 8.224%, due 6/30/22	$801,000	6/17	$793,868	$835,042	[a]	$104.25	0.38%

[a]	Security is valued in good faith in accordance with procedures approved by the Board of Directors.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Investment Grade Defined Opportunity Trust Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 24, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 24, 2018